Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of intangibles and their amortization and impairment

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2019 and 2018:

	Licenses and	Other
	software	intangibles(1)	Total
Cost
Balance as of December 31, 2018	1,015,720	197,283	1,213,003
Acquisitions	48,064	120,225	168,289
Disposals	(114,187)	(1,041)	(115,228)
Foreign currency translation	3,477	(3,946)	(469)
Exchange differences capitalized	—	(14)	(14)
Transfers	41,525	(27,260)	14,265
Balance as of December 31, 2019	994,599	285,247	1,279,846
Accumulated amortization
Balance as of December 31, 2018	(712,329)	(89,927)	(802,256)
Amortization of the period	(88,044)	(14,982)	(103,026)
Reversal of impairment loss	53	2	55
Disposals	114,143	1,041	115,184
Foreign currency translation	(2,333)	(33)	(2,366)
Transfers/ reclassifications	(3,707)	(632)	(4,339)
Balance as of December 31, 2019	(692,217)	(104,531)	(796,748)
Net balance as of December 31, 2018	303,391	107,356	410,747
Net balance as of December 31, 2019	302,382	180,716	483,098
Useful life	<5 years	<7 years

	Licenses and	Other
	software	intangibles(1)	Total
Cost
Balance as of December 31, 2017	960,556	168,552	1,129,108
Acquisitions	69,442	36,227	105,669
Disposals	(46,007)	(5,643)	(51,650)
Foreign currency translation	25,339	2,955	28,294
Transfers	6,390	(4,808)	1,582
Balance as of December 31, 2018	1,015,720	197,283	1,213,003
Accumulated amortization
Balance as of December 31, 2017	(665,415)	(83,467)	(748,882)
Amortization of the period	(75,818)	(15,864)	(91,682)
Disposals	46,004	5,546	51,550
Foreign currency translation	(20,501)	(184)	(20,685)
Transfers	3,401	4,042	7,443
Balance as of December 31, 2018	(712,329)	(89,927)	(802,256)
Net balance as of December 31, 2017	295,141	85,085	380,226
Net balance as of December 31, 2018	303,391	107,356	410,747
Useful life	<5 years	<7 years

(1)	Corresponds mainly to easements.